February 28, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon Large Cap Securities Fund, Inc. (the “Registrant”)

1933 Act File No.: 2-09455

1940 Act File No.: 811-00523

CIK No.: 0000030146

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended December 31, 2023.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2057.

Sincerely yours,

/s/ Vickie Proudley

Vickie Proudley

Associate Paralegal

Enclosure